UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.  Name and address of issuer:

         Merrill Lynch Large Cap Growth Focus Fund
        (formerly known as Mercury V.I. U.S. Large Cap Fund)
         of Mercury V.I. Funds, Inc.
         800 Scudders Mill Road
         Plainsboro, NJ  08536
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2. The name of each series or class of securities for which this Form is filed: This filing relates to the Class A shares of the Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I.
    Funds, Inc., the only operating class and series of the Registrant.

    (If the Form is being filed for all series and classes of
     securities of the issuer, check the box but do not list
     series or classes):                                          [X]

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3.  Investment Company Act File Number:   811-09159
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    Securities Act File Number:           333-68879
                                          ---------
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4(a).  Last day of fiscal year for which this Form is filed:   Dec. 31, 2000
                                                               ------------

4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

           Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form.

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5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):            $40,451,549
                                                                ------------

    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                         $4,453,584
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    (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce registration
          fees payable to the Commission:          $0
                                                   ------------

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                       - $4,453,584
                                                                ------------

    (v)   Net sales - if Item 5(i)is greater than
          Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:               = $35,997,965
                                                                ------------

    (vi)  Redemption credits available for use
          in future years - if Item 5(i) is
          less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:    $0
                                                   ------------

    (vii) Multiplier for determining registration fee
          See Instruction C.9):                               x .000250
                                                                ------------
    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):         = $8,999.49
                                                                ------------


6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting
    an amount of securities that were  registered  under the
    Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securi-
    ties (number of shares or other units) deducted here:         0
                                                                ------------
    If there is a number of shares or other units that were
    registered pursuant to rule 24e-2 remaining unsold at
    the end of the fiscal year for which this form is filed
    that are  available for use by the issuer in future
    fiscal years, then state that number here:                     0
                                                                ------------
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7.  Interest  due - if this Form is being filed
    more than 90 days after the end of the
    issuer's fiscal year (see Instruction D):                   + $0
                                                                ------------
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8.  Total of the amount of the registration fee
    due plus any interest due
    [line 5(viii) plus line 7]:                               = $8,999.49
                                                                ------------
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9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:            March 21,2001

                                                                ------------
         Method of Delivery:

              [X] Wire Transfer

              [ ] Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*          /s/Allan J. Oster
                                    Allan J. Oster
                              Secretary




Date:   March 20, 2001


* Please print the name and title of the signing officer below the signature.